UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS LifeCompass 2030 Fund
	Shares	Value ($)
Equity - Equity Funds 68.3%
DWS Capital Growth Fund "Institutional" (a)	95,817	5,381,084
DWS Core Equity Fund "Institutional" (a)	305,225	5,011,790
DWS Diversified International Equity Fund "Institutional" (a)	452,868	2,671,922
DWS Dreman Mid Cap Value Fund "Institutional" (a)	61,570	654,490
DWS Dreman Small Cap Value Fund "Institutional" (a)	53,092	1,790,263
DWS EAFE Equity Index Fund "Institutional" (a)	191,249	1,988,995
DWS Emerging Markets Equity Fund "Institutional" (a)	125,711	1,819,042
DWS Equity 500 Index Fund "Institutional" (a)	67,888	10,125,443
DWS Equity Dividend Fund "Institutional" (a)	122,248	4,013,406
DWS Global Small Cap Growth Fund "Institutional" (a)	17,349	604,965
DWS Global Thematic Fund "Institutional" (a)	41,258	824,747
DWS International Fund "Institutional" (a)	24,942	919,363
DWS Large Cap Value Fund "Institutional" (a)	88,530	1,511,205
DWS RREEF Real Estate Securities Fund "Institutional" (a)	32,011	654,941
DWS Small Cap Core Fund "S"* (a)	24,460	421,932
DWS Small Cap Growth Fund "Institutional"* (a)	51,676	1,178,730
DWS Technology Fund "Institutional"* (a)	95,545	1,438,907
DWS World Dividend Fund "Institutional" (a)	30,657	677,830

Total Equity - Equity Funds (Cost $40,834,506)		41,689,055
Equity - Exchange-Traded Funds 11.9%
iShares MSCI Australia Index Fund	40,820	847,423
iShares MSCI Canada Index Fund	34,271	867,742
iShares MSCI Germany Index Fund	30,847	601,208
iShares MSCI Italy Index Fund	68,547	693,696
iShares MSCI Japan Index Fund	94,025	835,882
iShares MSCI United Kingdom Index Fund	143,046	2,224,365
Vanguard FTSE All World ex-U.S. Small-Cap Fund	15,563	1,215,626

Total Equity - Exchange-Traded Funds (Cost $7,862,663)		7,285,942
Fixed Income - Bond Funds 17.3%
DWS Core Fixed Income Fund "Institutional" (a)	251,516	2,492,524
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	188,528	616,487
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	60,260	618,875
DWS Enhanced Global Bond Fund "S" (a)	275,877	2,772,564
DWS Global Inflation Fund "Institutional" (a)	56,256	627,258
DWS High Income Fund "Institutional" (a)	191,424	899,693
DWS U.S. Bond Index Fund "Institutional" (a)	225,754	2,496,840

Total Fixed Income - Bond Funds (Cost $10,594,164)		10,524,241
Market Neutral Fund 1.9%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $1,165,522)	121,752	1,152,995
Fixed Income - Money Market Fund 1.2%
Central Cash Management Fund, 0.14% (a) (b) (Cost $726,022)	726,022	726,022

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,182,877) †	100.6	61,378,255
Other Assets and Liabilities, Net	(0.6)	(351,452)

Net Assets	100.0	61,026,803

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $61,981,170.  At May 31, 2012, net unrealized depreciation for all securities based on tax cost was $602,915. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,613,575 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,216,490.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$41,689,055	$—	$—	$41,689,055
Exchange-Traded Funds	7,285,942	—	—	7,285,942
Bond Funds	10,524,241	—	—	10,524,241
Market Neutral Fund	1,152,995	—	—	1,152,995
Money Market Funds	726,022	—	—	726,022
Total	$61,378,255	$—	$—	$61,378,255

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012